Income taxes - Effect of Tax holiday and preferential tax rate (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 CNY (¥) ¥ / shares	Dec. 31, 2021 CNY (¥) ¥ / shares
Income taxes
The aggregate amount income tax benefit (expense) of the tax holiday and preferential tax rate	¥ 134,240,494	$ 18,907,378	¥ 15,977,099	¥ 25,716,398
Aggregate effect on basic net income per share | (per share)	¥ 0.47	$ 0.07	¥ 0.05	¥ 0.08
Aggregate effect on diluted net income per share | (per share)	¥ 0.46	$ 0.06	¥ 0.05	¥ 0.08